Share capital (Details) - GBP (£) £ / shares in Units, £ in Thousands		3 Months Ended
	Mar. 29, 2018	Apr. 30, 2018	Apr. 30, 2017	Jan. 31, 2018	[1]
Disclosure of classes of share capital [line items]
Share capital		£ 820		£ 736
Proceeds from exercise of share options		£ 99	£ 3
Ordinary shares
Disclosure of classes of share capital [line items]
Number of ordinary shares (in shares)	8,333,333	81,989,004
Par value per share (in pounds per share)	£ 1.80
Share capital	£ 15,000
Share issue related cost	£ 900

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’